STAFF COSTS	12 Months Ended
Dec. 31, 2020
STAFF COSTS
STAFF COSTS

NOTE 3 – STAFF COSTS

Employee information

The majority of the staff on vessels are not employed by TORM. Staff costs included in operating expenses relate to the 109 seafarers employed under Danish contract (2019: 108, 2018: 112).

The average number of employees is calculated as a full-time equivalent (FTE).

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months’ salary.

USDm	2020	2019	2018
Total staff costs
Staff costs included in operating expenses	9.2	8.1	9.3
Staff costs included in administrative expenses	41.5	37.7	36.9
Total	50.7	45.8	46.2

Staff costs comprise the following
Wages and salaries	42.3	37.2	38.1
Share-based compensation	1.7	1.9	2.1
Pension costs	3.3	3.5	3.3
Other social security costs	1.3	0.9	0.6
Other staff costs	2.1	2.3	2.1
Total	50.7	45.8	46.2

Average number of permanent employees
Seafarers	109	108	112
Land-based	332	313	302
Total	441	421	414

Majority of the seafarers on vessels are on short term contracts. The number of seafarers on short term contracts in 2020 was on average 1,474 (2019: 1,510, 2018: 1,594). Total seafarers costs in 2020 was USD 80.5m (2019: USD 79.5m, 2018: USD 81.4m), which has been included in "Operating expenses".

USD ‘000	2020	2019	2018
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	256	252	276
David Weinstein	200	198	182
Göran Trapp	172	170	171
Torben Janholt	89	170	171
Annette Justad	139	—	—
Total	856	790	800

Executive Management

			Annual
			perfor-
		Taxable	mance
USD ‘000	Salary	benefits	bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	—	—	80
2019, TORM A/S1)	962	41	1,126	2,129
2019, TORM plc1)	79	—	—	79
2020, TORM A/S1)	1,052	41	1,262	2,355
2020, TORM plc1)	77	—	—	77

1)    Paid by legal entity as noted.

Key management personnel consists of the Board of Directors and the Executive Director.

Senior Management Team

The aggregate compensation paid by the Group to the 3 (2019: 3) other members of the Senior Management Team in 2020 (excluding Mr. Meldgaard) was USD 2,054,424 (2019: USD 1,736,750, 2018: USD 2,186,679), which includes an aggregate of USD 126,726 (2019: USD 115,880, 2018: USD 125,959) allocated for pensions (defined contribution plans) for these individuals.

Long-Term Incentive Plan - RSUs granted in 2020:

			RSU grant
			value
		Exercise	assuming
	RSU LTIP	price per	100%
	grant 1)	share	vesting
LTIP element of Jacob Meldgaard’s remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)    LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018, therefore there is no minimum or maximum for 2018.

TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For good leavers subject to the Danish Stock Options Act, the RSUs will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSU’s shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.

In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs), which was communicated in company announcement no. 2 dated 18 January 2016. A further communication, announcement no. 10 issued on 25 April 2018, detailed changes to the grant of RSUs, as agreed to at the AGM on 12 April 2018. There are no performance conditions associated with this grant of RSUs.

The original RSUs granted to the CEO in 2016 amounted to 1,276,725 and vested over a five-year period, with one fifth of the grant amount vesting at each anniversary during the five-year period. The exercise price for the 2016 RSUs was DKK 96.3. As of 1 January 2017, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2017. None of these RSUs were exercised. As of 1 January 2018, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2018. None of these RSUs were exercised.

As detailed in announcement no. 10 issued on 25 April 2018, the CEO was granted a total of 766,035 RSUs with effect as of 1 January 2018, which will vest in equal installments over the next three years. The RSU grant corresponds to the unvested portion (60%) of the CEO’s original five-year grant from 2016. It has been agreed that the CEO will not exercise the original RSUs. The exercise price for each RSU is DKK 53.7, corresponding to the average price of TORM shares during 90 calendar days preceding the approval at TORM plc’s AGM on 12 April 2018 plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date. As of 1 January 2019, one fifth of the grant, amounting to 255,345, vested with an exercise period ending 31 December 2019. These RSUs, amounting to one third of the re-grant issued on 25 April 2018, were exercised. In November 2019, 255,345 RSUs were exercised by Executive Director Mr. Jacob Meldgaard.

The total value of the RSU allocation is calculated based on the Black-Scholes model and is included in the overall cost estimate for the Company’s Long-Term Incentive Program (LTIP) (cf. company announcements dated 18 January and 8 March 2016 and 25 April 2018).

The value of the 2018 grant, USD 0.9m, is estimated taking into account that the CEO as part of the grant will not exercise the unvested portion of the 2016 grant. The valuation is based on the Black-Scholes model with an exercise price of DKK/share 53.7, a market value of one TORM A-share of DKK 49.5 (the closing price per A-share at the time of allocation and assuming 100% vesting).

The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards since, as of the date each tranche vested, the Company's share price was less than the exercise price.

In December 2019, the CEO was informed that he would receive two additional tranches of 255,200 RSUs in 2021 and 2022 respectively. The first would vest in equal installments over three years beginning 1 January 2022. The second would vest in equal installments over three years beginning 1 January 2023. The strike price for each tranche will be determined as the average of 90 days before publication of the TORM plc Annual Report plus a 15% premium. The first tranche will be based on the publication of the Annual Report 2020 and the second tranche on the publication of the Annual Report 2021. The exercise period for vested RSUs will be 360 days.

Long-term employee benefit obligations

The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity’s key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2020	2019	2018
Outstanding as of 1 January	2,228.3	2,719.1	2,611.2
Granted during the period	1,047.4	1,001.1	907.3
Exercised during the period	(107.7)	(529.4)	—
Expired during the period	(980.5)	(785.3)	(764.0)
Forfeited during the period	—	(177.2)	(35.4)
Outstanding as of 31 December	2,187.5	2,228.3	2,719.1

Exercisable as of 31 December	—	—	255.3

In 2018, the Board agreed to grant a total of 944,468 RSUs to other management. The vesting period of the program is three years for key employees and three years for the Executive Director. The exercise price is set to DKK 53.7. The exercise period is 12 months after the vesting date for key employees and 12 months after the vesting date for the Executive Director. The fair value of the options granted in 2018 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2018 is 1.1 years (2017: 1.3 years).

In 2019, the Board agreed to grant a total of 1,001,100 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 49.7. The exercise period is 12 months after the vesting date. The fair value of the options granted in 2019 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2019 is 1.5 years.

In 2020, the Board agreed to grant a total of 1,047,389 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 69.9.  The exercise period is 12 months after the vesting date. The fair value of the options granted in 2020 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2020 is 1.5 years.